SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No. 10

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 11

☒

(Check appropriate box or boxes.)

Oceanstone Fund

(Exact Name of Registrant as Specified in Charter)

13453 El Presidio Trail

San Diego, CA 92130

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (858) 481-4123

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

(Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of San Diego, State of California, on the 25th day of October, 2013.

Oceanstone Fund

/s/ James J. Wang

President/Treasurer/Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name/Title

Signature

Date

James J. Wang

/s/ James J. Wang

10/25/2013

Trustee/President

Rajendra Prasad

/s/ Rajendra Prasad

10/28/2013

Trustee

Manu Hinduja

/s/ Manu Hinduja

10/25/2013

Trustee

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase